                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-23c-3
                        NOTIFICATION OF REPURCHASE OFFER

                   PURSUANT TO RULE 23c-3 [17 CFR 270.23c-3]

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1.  Investment Company Act File Number
                                   811-08608
                              Date of Notification
                               February 19, 1999

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2.  Exact name of investment company as specified in registration statement:

                       Fidelity Advisor Korea Fund, Inc.

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3.  Address of principal executive office: (number, street, city, state, zip code)

               82 Devonshire Street, Boston, Massachusetts 02109

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4.  Check one of the following:

A [ ]  The notification pertains to a periodic repurchase offer under paragraph
       (b) of Rule 23c-3.

B [X] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C [ ]  The notification pertains to a periodic repurchase offer under paragraph
       (b) of Rule 23c-3, and a discretionary repurchase offer under paragraph
       (c) of Rule 23c-3.
--------------------------------------------------------------------------------

                                          By: /s/   RICHARD A. SILVER
                                            ------------------------------------
                                                     Richard A. Silver
                                                         Treasurer

INSTRUCTIONS

     1. This Form must be completed by registered closed-end investment companies or business development companies that make repurchase offers pursuant to Rule 23c-3. The form shall be attached to a notification to shareholders under paragraph (b)(4) of Rule 23c-3.

     2. Submissions using this form shall be filed in triplicate with the Commission within three business days after a notification is sent to shareholders. One copy shall be manually signed; the other copies may have facsimile or typed signatures.

                       FIDELITY ADVISOR KOREA FUND, INC.
                              82 DEVONSHIRE STREET
                          BOSTON, MASSACHUSETTS 02109

DEAR SHAREHOLDER:

     At a meeting held on October 14, 1998, the Board of Directors of the Fidelity Advisor Korea Fund, Inc. (the "Fund"), voted in favor of a proposal to conduct a tender offer for shares of the Fund's common stock, if certain conditions set forth below were met. Those conditions having been met, and the Fund is hereby commencing an offer to purchase up to 10% of its outstanding shares. The offer is for cash at a price (the "Purchase Price") equal to the Fund's net asset value ("NAV") as of 5:00 p.m., New York City time, on March 26, 1999, or such later date to which the Offer is extended, upon the terms and conditions set forth in the enclosed Issuer Tender Offer Statement and the related Letter of Transmittal (which together constitute the "Offer").

     The Offer is intended to provide those Fund Shareholders that wish to redeem shares based on their NAV with the opportunity to do so. The deadline for participating in the Offer is 5:00 p.m., New York City time, March 26, 1999, or such later date to which the Offer is extended (the "Termination Date"). The pricing date for the Offer is also 5:00 p.m., New York City time, March 26, 1999, unless the Offer is extended (the "Pricing Date"). Should the Offer be extended, the Pricing Date will be the same date and time as the Termination Date, as extended. Shareholders who choose to participate in the Offer can expect to receive payment for shares tendered and accepted on or before April 9, 1999 (the "Payment Date"). The Fund will charge a purchase fee of up to 2% of the net asset value per Share which is tendered and accepted.

     If, after carefully evaluating all information set forth in the Offer, you wish to tender Shares pursuant to the Offer, please either follow the instructions contained in the Offer and Letter of Transmittal or, if your Shares are held of record in the name of a broker, dealer, commercial bank, trust company or other nominee, contact such firm to effect the tender for you. Stockholders are urged to consult their own investment and tax advisers and make their own decisions whether to tender any Shares and, if so, how many Shares to tender.

     As of Friday, January 29, 1999, the Fund's NAV was $7.02 per share and 6,243,381.75 shares were issued and outstanding. The Fund's NAV during the pendency of this Offer may be obtained by contacting D.F. King & Co., Inc., the Fund's Information Agent, toll free at (800) 578-5378 or collect at (212) 269-5550.

     Neither the Fund nor its Board of Directors (the "Board") is making any recommendation to any Shareholder whether to tender or refrain from tendering shares in the Offer. The Fund and the Board urge each Shareholder to read and evaluate the Offer and related materials carefully and make his or her own decision. Questions, requests for assistance and requests for additional copies of this Offer and related materials should be directed to D.F. King & Co., Inc., at (800) 578-5378.

                                          Sincerely,

                                          [EDWARD C. JOHNSON 3D SIGNATURE]
                                          EDWARD C. JOHNSON 3D
                                          Director and President

February 19, 1999

                                 OFFER FOR CASH
                                       BY
                       FIDELITY ADVISOR KOREA FUND, INC.
                FOR UP TO 624,338 OF ITS ISSUED AND OUTSTANDING
                         SHARES OF BENEFICIAL INTEREST

    THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M., NEW YORK CITY
             TIME, ON MARCH 26, 1999, UNLESS THE OFFER IS EXTENDED.

     THIS ISSUER TENDER OFFER STATEMENT AND THE ACCOMPANYING LETTER OF TRANSMITTAL (WHICH TOGETHER CONSTITUTE THE "OFFER") ARE NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT ARE SUBJECT TO OTHER CONDITIONS AS OUTLINED HEREIN AND IN THE LETTER OF TRANSMITTAL.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN AND IN THE LETTER OF TRANSMITTAL, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY FIDELITY ADVISOR KOREA FUND, INC. THE FUND HAS BEEN ADVISED THAT NO DIRECTOR OR EXECUTIVE OFFICER OF THE FUND INTENDS TO TENDER ANY SHARES PURSUANT TO THE OFFER.

                                   IMPORTANT

     Any Shareholder desiring to tender all or any portion of his shares of Common Stock of the Fund should either (1) complete and sign the Letter of Transmittal or a facsimile thereof in accordance with the instructions in the Letter of Transmittal, and mail or deliver the Letter of Transmittal or such facsimile with his certificates for the tendered Shares if such Shareholder has been issued physical certificates, signature guarantees for all Shareholders tendering uncertificated Shares, and any other required documents to the Depositary, or (2) request his broker, dealer, commercial bank, trust company or other nominee to effect the transaction for him. Shareholders having Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee are urged to contact such broker, dealer, commercial bank, trust company or other nominee if they desire to tender Shares so registered.

     Questions and requests for assistance may be directed to the Depositary in the manner set forth on page 13 of this Offer. Requests for additional copies of this Offer and the Letter of Transmittal may also be directed to the Information Agent.

February 19, 1999

                               TABLE OF CONTENTS

SECTION                                                       PAGE
-------                                                       ----
Introduction................................................    3
 1.  Terms of the Offer; Termination Date...................    3
 2.  Acceptance for Payment and Payment for Shares; Purchase
   Fee......................................................    4
 3.  Procedure for Tendering Shares.........................    5
 4.  Rights of Withdrawal...................................    6
 5.  Source and Amount of Funds; Effect of the Offer........    7
 6.  Purpose of the Offer...................................    9
 7.  NAV and Market Price Range of Shares; Dividends........   10
 8.  Federal Income Tax Consequences of the Offer...........   10
 9.  Certain Information Concerning the Fund and the Fund's
   Investment Manager.......................................   11
10. Interest of Directors and Officers; Transactions and
  Arrangements Concerning the Shares........................   12
11. Certain Legal Matters; Regulatory Approvals.............   12
12. Certain Conditions of the Offer.........................   12
13. Fees and Expenses.......................................   12
14. Miscellaneous...........................................   13
15. Contacting the Depositary and the Information Agent.....   13

To the Shareholders of Common Stock of Fidelity Advisor Korea Fund, Inc.

INTRODUCTION:

     The Fidelity Advisor Korea Fund, Inc., a Maryland corporation (the "Fund") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company, hereby offers to purchase up to 10%, or 624,338 shares (the "Offer Amount"), of its outstanding Common Stock, par value $0.001 per share (the "Shares"), at a price (the "Purchase Price") per Share equal to the net asset value in U.S. dollars ("NAV") per share as of 5:00 p.m., New York City time, on March 26, 1999, or such later date to which the Offer is extended (the "Termination Date"), upon the terms and subject to the conditions set forth in this Issuer Tender Offer Statement and in the related Letter of Transmittal (which together constitute the "Offer"). The Fund has mailed materials to record holders on or about February 19, 1999, for the Offer. The Fund will pay you for the Shares that the Fund purchases from you on or before April 9, 1999. The Shares tendered pursuant to the Offer will be subject to a purchase fee (the "Purchase Fee") of up to 2% of the net asset value per Share which will be deducted from the Purchase Price to cover the expenses of the Offer.

     THIS OFFER IS BEING OFFERED TO ALL SHAREHOLDERS OF THE FUND AND IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT ARE SUBJECT TO OTHER CONDITIONS AS OUTLINED HEREIN AND IN THE LETTER OF TRANSMITTAL.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN AND IN THE LETTER OF TRANSMITTAL, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY FIDELITY ADVISOR KOREA FUND, INC. THE FUND HAS BEEN ADVISED THAT NO DIRECTOR OR EXECUTIVE OFFICER OF THE FUND INTENDS TO TENDER ANY SHARES PURSUANT TO THE OFFER.

     As of January 29, 1999, there were outstanding 6,243,381.75 shares issued and outstanding, and the Net Asset Value ("NAV") per share was $7.02. The Fund does not expect that the number of shares issued and outstanding will be materially different on the Termination Date. Shareholders may contact D.F. King & Co., Inc., the Fund's Information Agent at (800) 578-5378 to obtain current NAV quotations for the Shares.

     Any Shares acquired by the Fund pursuant to the Offer will become treasury Shares and will be available for issuance by the Fund without further Shareholder action (except as required by applicable law). Tendering Shareholders will not be obligated to pay brokerage fees or commissions or, subject to Instruction 6 of the Letter of Transmittal, transfer taxes on the purchase of Shares by the Fund; however, the Shareholders will be charged a Purchase Fee and may be subject to other transaction costs, as described in
Section 1.

     1. Terms of the Offer; Termination Date. Upon the terms and subject to the conditions set forth in the Offer, the Fund will accept for payment, and pay for, up to 10% of the issued and outstanding Shares validly tendered on or prior to 5:00 p.m., New York City time, on March 26, 1999, or such later date to which the Offer is extended (the "Termination Date"), and not withdrawn as permitted by Section 4.

     If the number of Shares properly tendered and not withdrawn prior to the Termination Date is less than or equal to the Offer Amount, the Fund will, upon the terms and conditions of the Offer, purchase all Shares so tendered. If more Shares than the Offer Amount are properly tendered and not withdrawn prior to the Termination Date, the Fund will purchase the Offer Amount on a pro rata basis, provided, however, that (i) the Fund will accept, before prorating Shares tendered by others, all Shares tendered by any Shareholder who owns, beneficially or of record, an aggregate of not more than 99 Shares and who tenders all such Shares by means of the Letter of Transmittal tendered by or on behalf of that Shareholder, and (ii) the Fund will accept, by lot, after accepting all tenders of Shares that are not tendered in the following manner, Shares tendered by any Shareholder who tenders all Shares owned by such Shareholder and who makes an election on the Letter of Transmittal to have the Fund accept (a) all or none or (b) a minimum amount or none of the Shares tendered by such Shareholder (both (a) and (b) a "Conditional Tender").

     The Fund expressly reserves the right, in its sole discretion, at any time or from time to time, to extend the period of time during which the Offer is open by giving oral or written notice of such extension to the Depositary. Any such extension will also be publicly announced by press release issued no later than 9:00 A.M., New York City time, on the next business day after the previously scheduled Termination Date. If the Fund makes a material change in the terms of the Offer or the information concerning the Offer, or if it waives a material condition of the Offer, the Fund may extend the Offer. During any extension, all Shares previously tendered and not withdrawn will remain subject to the Offer, subject to the right of a tendering Shareholder to withdraw his Shares.

     Subject to the terms and conditions of the Offer, the Fund will pay the consideration offered or return the tendered securities promptly after the termination or withdrawal of the Offer. Any extension, delay, termination, or amendment will be followed as promptly as practicable by public announcement thereof, such announcement, in the case of an extension, to be issued no later than 9:00 A.M., New York City time, on the next business day after the previously scheduled Termination Date.

     2. Acceptance for Payment and Payment for Shares; Purchase Fee. Upon the terms and subject to the conditions of the Offer, the Fund will accept for payment, and will pay for, Shares validly tendered on or before the Termination Date and not properly withdrawn in accordance with Section 4 as soon as practicable after the Termination Date. In all cases, payment for Shares tendered and accepted for payment pursuant to the Offer will be made only after timely receipt by the Depositary of certificates for such Shares (unless such Shares are held in uncertificated form), a properly completed and duly executed Letter of Transmittal (or facsimile thereof), and any other documents required by the Letter of Transmittal. The Fund expressly reserves the right, in its sole discretion, to delay the acceptance for payment of, or payment for, Shares, in order to comply, in whole or in part, with any applicable law.

     For purposes of the Offer, the Fund will be deemed to have accepted for payment Shares validly tendered and not withdrawn as, if and when the Fund gives oral or written notice to the Depositary of its acceptance for payment of such Shares pursuant to the Offer. Payment for Shares accepted for payment pursuant to the Offer will be made by deposit of the aggregate Purchase Price therefor minus any Purchase Fee with the Depositary, which will act as agent for the tendering Shareholders for purpose of receiving payments from the Fund and transmitting such payments to the tendering Shareholders. Under no circumstances will interest on the Purchase Price for Shares be paid, regardless of any delay in making such payment.

     If any tendered Shares are not accepted for payment pursuant to the terms and conditions of the Offer for any reason, or are not paid because of an invalid tender, or if certificates are submitted for more Shares than are tendered (i) certificates for such unpurchased Shares will be returned, without expense to the tendering Shareholder, as soon as practicable following expiration or termination of the Offer, (ii) Shares delivered pursuant to the Book-Entry Delivery Procedures will be credited to the appropriate account maintained within the appropriate Book-Entry Transfer Facility, and (iii) uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan will be returned to the dividend reinvestment plan account maintained by the transfer agent.

     If the Fund is delayed in its acceptance for payment of, or in its payment for, Shares, or is unable to accept for payment or pay for Shares pursuant to the Offer for any reason, then, without prejudice to the Fund's rights under this Offer, the Depositary may, on behalf of the Fund, retain tendered Shares, and such Shares may not be withdrawn unless and except to the extent tendering Shareholders are entitled to withdrawal rights as described in Section 4.

     The Purchase Price of the Shares will be their NAV at 5:00 p.m., New York City time, on March 26, 1999, or such later date to which the Offer is extended (the "Pricing Date"). The Shares tendered pursuant to the Offer will be subject to a Purchase Fee of up to 2% of the net asset value per Share which will be deducted from the Purchase Price to cover the expenses of the Offer. Except for the Purchase Fee, tendering Shareholders will not be obliged to pay brokerage commissions, fees, or except in the circumstances set forth in Instruction 6 of the Letter of Transmittal, transfer taxes on the purchase of Shares by the Fund.

     The Fund normally calculates the NAV of its Shares each Friday at the close of regular trading on the NYSE. On Friday, January 29, 1999, the NAV was $7.02 per Share. The Shares are listed on the NYSE. On Friday, January 29, 1999, the last sales price at the close of regular trading on the NYSE was $5.875 per Share. Until the Termination Date, the NAV of the Fund's Shares will be available daily through the Fund's Information Agent at (800) 578-5378.

     3. Procedure for Tendering Shares. Shareholders having Shares that are registered in the name of a broker, dealer, commercial bank, trust company or other nominee should contact such firm if they desire to tender their Shares. For a Shareholder validly to tender Shares pursuant to the Offer, (a)(i) a properly completed and duly executed Letter of Transmittal (or facsimile thereof), together with any required signature guarantees, and any other documents required by the Letter of Transmittal, must be transmitted to and received by the Depositary at one of its addresses set forth on page 14 of this Offer, and (ii) either the certificate for Shares must be transmitted to and received by the Depositary at one of its addresses set forth on page 14 of this Offer, or the tendering Shareholder must comply with the Book-Entry Delivery Procedure set forth in this Section 3, or (b) Shareholders must comply with the Guaranteed Delivery Procedure set forth in this Section 3, in all cases prior to the Termination Date. Those Shareholders who tender less than all of their Shares must include in the Letter of Transmittal (or facsimile thereof) a representation stating that such Shareholder is tendering less than all, but at least 20%, of the Shares owned by such Shareholder or attributed to them under
Section 318 of the Internal Revenue Code (the "Code"), pursuant to the Offer. There may be tax consequences to a tendering Shareholder who tenders less than all Shares owned by such Shareholder as described in Section 8.

     The Fund's transfer agent holds Shares in uncertificated form for certain Shareholders pursuant to the Fund's dividend reinvestment plan. Shareholders may tender all such uncertificated Shares by completing the appropriate section of the Letter of Transmittal or Notice of Guaranteed Delivery.

     Signatures on Letters of Transmittal must be guaranteed by a member firm of a registered national securities exchange or of the National Association of Securities Dealers, Inc. (the "NASD"), or by a commercial bank or trust company having an office, branch or agency in the United States (each an "Eligible Institution") unless (i) the Letter of Transmittal is signed by the registered holder of the Shares tendered, including those Shareholders who are participants in a Book-Entry Transfer Facility and whose name appears on a security position listing as the owner of the Shares, but excluding those registered Shareholders who have completed either the "Special Payment Instructions" box or the "Special Delivery Instructions" box on the Letter of Transmittal, or (ii) such Shares are tendered for the account of an Eligible Institution. In all other cases, all signatures on the Letter of Transmittal must be guaranteed by an Eligible Institution. See Instruction 5 of the Letter of Transmittal for further information.

     To prevent United States federal income tax backup withholding on payments made for the purchase of Shares purchased pursuant to the Offer, a Shareholder who does not otherwise establish an exemption from such backup withholding must provide the Depositary with his correct taxpayer identification number and certify that he is not subject to backup withholding by completing the Substitute Form W-9 included with the Letter of Transmittal. Foreign Shareholders who have not previously submitted a Form W-8 to the Fund must do so in order to avoid backup withholding. If the Fund's purchase of Shares were treated as a dividend rather than an exchange with respect to a tendering Shareholder, such Shareholder may be subject to backup withholding if the Internal Revenue Service so advised the Fund, or if such Shareholder failed to certify that such Shareholder is not subject to backup withholding. See Section 8.

     All questions as to the validity, form, eligibility (including time of receipt) and acceptance for payment of any tender of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any and all tenders of Shares it determines not to be in proper form or the acceptance for payment of which may, in the opinion of its counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in the tender of any Shares. No tender of Shares will be deemed to have been validly made until all defects and irregularities have been cured or waived. Neither the Fund, the Fund's Investment Manager, the Fund's Investment Adviser, the Information Agent, the Depositary, nor any other person shall be under any duty to give notification of any defects or irregularities in tenders, nor shall any of the foregoing incur any liability for failure to give any such notification. The Fund's interpretation of the terms and conditions of the Offer (including the Letter of Transmittal and instructions thereto) will be final and binding.

     Payment for Shares tendered and accepted for payment pursuant to the Offer will be made, in all cases, only after timely receipt of (i) certificates for such Shares by the Depositary or book-entry confirmation of delivery of such Shares to the account of the Depositary, (ii) a properly completed and duly executed Letter of Transmittal (or facsimile thereof) for such Shares, and (iii) any other documents required by the Letter of Transmittal. The tender of Shares pursuant to any of the procedures described in this Section 3 will constitute an agreement between the tendering Shareholder and the Fund upon the terms and subject to the conditions of the Offer.

     THE METHOD OF DELIVERY OF ALL REQUIRED DOCUMENTS IS AT THE ELECTION AND RISK OF EACH TENDERING SHAREHOLDER. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED.

  Book-Entry Delivery Procedure

     The Depositary will establish accounts with respect to the Shares at the Depository Trust Company (the "Book-Entry Transfer Facility") for purposes of the Offer within two business days after the date of this Offer. Any financial institution that is a participant in any of the Book-Entry Transfer Facility's systems may make delivery of tendered Shares by (i) causing such Book-Entry Transfer Facility to transfer such Shares into the Depositary's account in accordance with such Book-Entry Transfer Facility's procedure for such transfer and (ii) causing a confirmation of receipt of such delivery to be received by the Depositary. The Book-Entry Transfer Facility may charge the account of such financial institution for tendering Shares on behalf of Shareholders. Notwithstanding that delivery of Shares may be properly effected in accordance with this Book-Entry Delivery Procedure, the Letter of Transmittal (or facsimile thereof), with signature guarantee, if required, and all other documents required by the Letter of Transmittal must be transmitted to and received by the Depositary at the appropriate address set forth on page 14 of this Offer before the Termination Date, or the tendering Shareholder must comply with the Guaranteed Delivery Procedure set forth below. DELIVERY OF DOCUMENTS TO A BOOK-ENTRY TRANSFER FACILITY IN ACCORDANCE WITH SUCH BOOK-ENTRY TRANSFER FACILITY'S PROCEDURES DOES NOT CONSTITUTE DELIVERY TO THE DEPOSITARY FOR PURPOSES OF THIS OFFER.

  Guaranteed Delivery Procedure

     If certificates for Shares are not immediately available or time will not permit the Letter of Transmittal and other required documents to reach the Depositary prior to the Termination Date, Shares may be properly tendered provided that (i) such tenders are made by or through an Eligible Institution and (ii) the Depositary receives, prior to the Termination Date, a properly completed and duly executed Notice of Guaranteed Delivery substantially in the form provided by the Fund (delivered by hand, mail, telegram, telex or facsimile transmission) and (iii) the certificates for all tendered Shares, or confirmation of the delivery of Shares delivered into the Depositary's account in accordance with such Book-Entry Transfer Facility's procedure for such transfer, together with a properly completed and duly executed Letter of Transmittal and any other documents required by the Letter of Transmittal, are received by the Depositary within three business days after the Termination Date (the "Guaranteed Delivery Deadline").

     4. Rights of Withdrawal. Tenders of Shares made pursuant to the Offer may be withdrawn at any time prior to the Termination Date, unless the Offer is extended. After the Termination Date or the date to which the Offer is extended, whichever is later, all tenders made pursuant to the Offer are irrevocable.

     To be effective, a written, telegraphic, telex or facsimile transmission notice of withdrawal must be timely received by the Depositary at one of its addresses set forth on page 14 of this Offer. Any notice of withdrawal must specify the name of the person who executed the particular Letter of Transmittal or Notice of Guaranteed Delivery, the number of Shares to be withdrawn, and the names in which the Shares to be withdrawn are registered. Any signature on the notice of withdrawal must be guaranteed by an Eligible Institution. If certificates have been delivered to the Depositary, the name of the registered holder and the serial numbers of the particular certificates evidencing the Shares withdrawn must also be furnished to the Depositary. If Shares have been delivered pursuant to the Book-Entry Delivery Procedure set forth in Section 3, any notice of withdrawal must specify the name and number of the account at the appropriate Book-Entry Transfer Facility to be credited with the withdrawn Shares (which must be the same name, number, and Book-Entry Transfer Facility from which the Shares were tendered), and must comply with the procedures of that Book-Entry Transfer Facility.

     All questions as to the form and validity, including time of receipt, of any notice of withdrawal will be determined by the Fund, in its sole discretion, which determination shall be final and binding. Neither the Fund, the Fund's Investment Manager, the Fund's Investment Adviser, the Information Agent, the Depositary, nor any other person shall be under any duty to give notification of any defects or irregularities in any notice of withdrawal, nor shall any of the foregoing incur any liability for failure to give such notification. Any Shares properly withdrawn will be deemed not to have been validly tendered for purposes of the Offer. However, withdrawn Shares may be re-tendered by following the procedures described in Section 3 at any time prior to the Termination Date.

     If the Fund is delayed in its acceptance for payment of Shares, or is unable to accept for payment Shares tendered pursuant to the Offer, for any reason, then, without prejudice to the Fund's rights under this Offer, the Depositary may, on behalf of the Fund, retain tendered Shares, and such Shares may not be withdrawn except to the extent that tendering Shareholders are entitled to withdrawal rights as set forth in this Section 4.

     5. Source and Amount of Funds; Effect of the Offer. The actual cost to the Fund cannot be determined at this time because the number of Shares to be purchased will depend on the number tendered, and the price will be based on the NAV per Share on the Pricing Date. If the NAV per Share on the Pricing Date were the same as the NAV per Share on January 29, 1999, and if 10% of the outstanding Shares are purchased pursuant to the Offer, the estimated cost to the Fund would be approximately $4,382,854 million. See "Pro Forma Capitalization" table below.

     The monies to be used by the Fund to purchase Shares pursuant to the Offer will be obtained from cash and from sales of securities in the Fund's investment portfolio or from borrowings, if deemed appropriate by the Fidelity Management & Research Company (the "Investment Manager") and Fidelity International Investment Advisors (the "Investment Adviser"), or a combination of the two.

     THE OFFER MAY HAVE CERTAIN ADVERSE CONSEQUENCES FOR TENDERING AND NON-TENDERING SHAREHOLDERS.

     Effect on NAV and Consideration Received by Tendering Shareholders. If the Fund is required to sell a substantial amount of portfolio securities to raise cash to finance the Offer, the market prices of the Fund's portfolio securities, and hence the Fund's NAV, may decline. If such a decline occurs, the Fund cannot predict what its magnitude might be or whether such a decline would be temporary or continue to or beyond the Termination Date. Because the price per Share to be paid in the Offer will be dependent upon NAV per Share as determined on the Termination Date, if such a decline continued to the Termination Date, the consideration received by tendering Shareholders would be reduced. In addition, the sale of portfolio securities will cause increased brokerage and related transaction expenses, and the Fund may receive proceeds from the sale of portfolio securities less than their valuations by the Fund. Accordingly, because of the Offer, the Fund's NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering Shareholders and the value per Share for non-tendering Shareholders.

     The Fund will sell portfolio securities during the pendency of the Offer to raise cash for the purchase of Shares. Thus, during the pendency of the Offer, and possibly for a short time thereafter, the Fund will hold a greater than normal percentage of its net assets in cash and cash equivalents. The Fund is required by law to pay for tendered Shares it accepts for payment promptly after the Termination Date of this Offer. Because the Fund will not know the number of Shares tendered until the Termination Date, the Fund will not know until the Termination Date the amount of cash required to pay for such Shares. If on or prior to the Termination Date the Fund does not have, or believes it is unlikely to have, sufficient cash to pay for all Shares tendered, it may extend the Offer to allow additional time to sell portfolio securities and raise sufficient cash.

     Recognition of Capital Gains. As noted, the Fund will likely be required to sell portfolio securities pursuant to the Offer. If the Fund's tax basis for the securities sold is less than the sale proceeds, the Fund will recognize capital gains. The Fund would expect to distribute any such gains to Shareholders of record (reduced by net capital losses realized during the fiscal year, if any, and available capital loss carryforwards) following the end of the Fund's fiscal year on October 31st. This recognition and distribution of gains, if any, would have two negative consequences: first, Shareholders at the time of a declaration of distributions would be required to pay taxes on a greater amount of capital gain distributions than otherwise would be the case; and second, to raise cash to make the distributions, the Fund might need to sell additional portfolio securities, thereby possibly being forced to realize and recognize additional capital gains. It is impossible to predict what the amount of unrealized gains or losses would be in the Fund's portfolio at the time that the Fund is required to liquidate portfolio securities (and hence the amount of capital gains or losses that would be realized and recognized). As of January 29, 1999, there were capital loss carryforwards of approximately $17,677.00 and deferred losses of approximately $19,783.00 that for tax purposes could offset some or all of any gains actually realized.

     In addition, some of the distributed gains may be realized on securities held for one year or less, which would generate income taxable to the Shareholders at ordinary income rates. This could adversely affect the Fund's performance.

     Tax Consequences of Repurchases to Shareholders. The Fund's purchase of tendered Shares pursuant to the Offer will have tax consequences for tendering Shareholders and may have tax consequences for non-tendering Shareholders. See
Section 8, "Federal Income Tax Consequences," below.

     Higher Expense Ratio and Less Investment Flexibility. If the Fund purchases a substantial number of Shares pursuant to the Offer, the net assets of the Fund would be reduced accordingly. The reduced net assets of the Fund as a result of the Offer will result in a higher expense ratio for the Fund, and possibly in less investment flexibility for the Fund, depending on the number of Shares repurchased.

     Greater Percentage of Illiquid and Restricted Securities in Portfolio. As of February 3, 1999, illiquid and restricted portfolio securities, those that cannot be disposed of promptly and in the usual course of business without taking a reduced price, comprised approximately .46% of the Fund's total assets. To meet the cash requirements for the Offer, the Fund will be required to liquidate a substantial portion of its liquid portfolio securities. As a result, illiquid and restricted securities are likely to comprise a greater percentage of the Fund's portfolio after the Offer than is currently the case. If 10% of the Fund's Shares were tendered pursuant to the Offer, the percentage of the Fund's total assets represented by illiquid and restricted securities after the conclusion of the Offer could be as high as approximately .49%.

     Possible Proration. If greater than 10% of the Fund's Shares are tendered pursuant to the Offer, the Fund would be required to purchase Shares tendered on a pro rata basis, subject to certain exceptions described in Section 1. Accordingly, Shareholders cannot be assured that all of their tendered Shares will be repurchased.

     Pro Forma Affects on Capitalization. The following table sets forth the net assets of the Fund as of January 29, 1999, adjusted to give effect to the Offer (excluding expenses and the Purchase Fee), and assuming the Fund repurchases 10% of its outstanding Shares:

                          PRO FORMA CAPITALIZATION(1)

                                                             ADJUSTMENT FOR
                                      AS OF JANUARY 29,    PURCHASE AT $10.31     PRO FORMA AS
                                            1999              PER SHARE(2)          ADJUSTED
                                      -----------------    ------------------    --------------
Total net assets....................   $43,802,723.08        $4,382,853.988      $39,419,869.10
Shares outstanding..................     6,243,381.75           624,338.175       5,619,043.575
NAV per Share(3)....................            $7.02                  $7.02              $7.02

---------------
(1) This table assumes purchase by the Fund of 624,338.175 Shares, equal to 10% of the Fund's outstanding Shares.

(2) This amount represents the Fund's NAV per Share as determined on January 29, 1999. Shares tendered pursuant to the Offer will be purchased at NAV on the Pricing Date, which may be more or less than $7.02 per Share, and the pro forma NAV per Share also may be more or less.

(3) The NAV per Share of the Fund is normally determined each Friday that the NYSE is open, as of the close of regular trading on the NYSE, and is determined by dividing the total net assets of the Fund by the number of Shares outstanding.

     6. Purpose of the Offer. At the Fund's inception, the Board of Directors recognized the possibility that the Fund's Shares might trade at a discount to the NAV and determined that it would be in the best interests of Shareholders to attempt to reduce or eliminate that discount. As stated in the Fund's Prospectus, dated November 13, 1996 (the "Prospectus"), the Board determined that tender offers for shares of the Fund's common stock might help reduce any market discount that may develop, and committed to the Fund to conduct tender offers for up to 10% of the Fund's issued and outstanding Shares, if, for a twelve-week period preceding the tender offer the Fund's average share price was below $15 and the average share price represented a discount to NAV of 10% or more calculated on the last trading day of each of the twelve weeks. Those conditions have been met and the Board has determined to effect this Offer under Rule 23c-3 of the Investment Company Act of 1940, as amended (the "1940 Act").

     Any Shares acquired by the Fund pursuant to the Offer will become treasury Shares and will be available for issuance by the Fund without further Shareholder action (except as required by applicable law or the rules of national securities exchanges on which the Shares are listed).

     NEITHER THE FUND NOR ITS BOARD OF DIRECTORS NOR THE INVESTMENT MANAGER NOR THE INVESTMENT ADVISER MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING ANY OR ALL OF SUCH SHAREHOLDER'S SHARES AND NONE OF SUCH PERSONS HAS AUTHORIZED ANY PERSON TO MAKE ANY SUCH RECOMMENDATION. SHAREHOLDERS ARE URGED TO EVALUATE CAREFULLY ALL INFORMATION IN THE OFFER, CONSULT THEIR OWN INVESTMENT AND TAX ADVISORS AND MAKE THEIR OWN DECISIONS WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER AND AT WHAT PRICE OR PRICES.

     7. NAV and Market Price Range of Shares; Dividends. The Shares are traded on the NYSE. During each fiscal quarter of the Fund during the past two fiscal years, the High and Low NAV, and High, Low and Closing (as of 5:00 p.m. on the last day of each of the Fund's fiscal quarters) Market Price, per Share were as follows:

                                               NAV                        MARKET PRICE
                                    --------------------------    -----------------------------
FISCAL QUARTER ENDED                 HIGH      LOW      CLOSE      HIGH        LOW       CLOSE
--------------------                ------    ------    ------    -------    -------    -------
April 30, 1997....................  $8.920    $7.530    $8.270    $ 9.500    $ 7.750    $7.8750
July 31, 1997.....................  $9.220    $7.840    $8.540    $ 9.625    $ 7.375    $ 8.375
October 31, 1997..................  $9.010    $4.840    $4.840    $ 8.875    $4.8125    $4.8125
January 30, 1998..................  $5.640    $2.380    $4.800    $ 5.500    $3.4375    $ 5.500
April 30, 1998....................  $5.340    $3.920    $4.710    $ 5.875    $ 4.375    $4.5625
July 31, 1998.....................  $4.710    $3.020    $4.270    $ 4.625    $3.4375    $ 4.375
October 31, 1998..................  $4.590    $3.460    $4.590    $ 4.438    $3.1875    $4.4375
January 29, 1999..................  $8.040    $4.700    $7.020    $6.8125    $ 4.375    $ 5.875

     It is anticipated that no cash dividend will be declared by the Board of Directors with a record date occurring before the expiration of the Offer. The amount and frequency of dividends in the future will depend on circumstances existing at that time.

     8. Federal Income Tax Consequences of the Offer. The tender offer plan described in the Prospectus contemplates that a Shareholder wishing to accept the tender offer must tender all (but not less than all) of the Shares owned by such Shareholder or attributed to it under Section 318 of the Code, unless the Fund has received a ruling from the Internal Revenue Service, or an opinion of counsel, that a tender of less than all of a Shareholder's Shares will not cause non-tendering Shareholders to realize constructive distributions on their Shares. Based on the assumption that a Shareholder wishing to accept the Offer will be required to tender at least 20% of the Shares owned by such Shareholder or attributed to them under Section 318 of the Code, it is the opinion of Roger & Wells LLP, tax counsel to the Fund, that Shareholders who do not tender Shares will not realize constructive distributions on their Shares as a result of the participation by other Shareholders in the Offer. Each Shareholder who tenders at least 20% of the shares of common stock owned by such Shareholder or attributed to it under Section 318 of the Code, that is held by such Shareholder as a capital asset, will realize capital gain or loss on the tender equal to the difference between the price paid by the Fund for the Shares purchased in the Offer and the Shareholder's adjusted basis in such Shares, if such Shareholder's proportionate interest in the common stock of the Fund, including stock attributed to the Shareholder under Section 318 of the Code, is reduced as a result of such tender. No opinion, however, has been rendered with respect to any Shareholder tendering common stock in the Fund whose proportionate interest in the common stock of the Fund, including stock attributed under Section 318 of the Code, immediately after the tender is 5% or more. Such Shareholders are advised to consult their own tax advisers with respect to the specific tax consequences to them of participation in the Offer.

     In the unlikely event that a tendering Shareholder's proportionate interest in the common stock of the Fund, including stock attributed to the Shareholder under Section 318 of the Code, is not reduced as a result of the tender, such Shareholder will be deemed to receive a distribution from the Fund equal to the amount of the price paid by the Fund for the Shares purchased in the Offer. Such deemed distribution will be treated as a dividend to the extent of the Fund's current and accumulated earnings and profits. To the extent that such deemed distribution exceeds the Fund's current and accumulated earnings and profits, it will reduce the tendering Shareholder's adjusted basis in its Shares. The amount by which such deemed distribution (not treated as a dividend) exceeds the Shareholder's adjusted basis will be a capital gain in the hands of the shareholder.

     Foreign Shareholders. Any payments to a tendering Shareholder who is a nonresident alien individual, a foreign trust or estate or a foreign corporation that does not hold his, her or its shares in connection with a trade or business conducted in the United States (a "foreign Shareholder") that are treated as dividends for U.S. Federal income tax purposes under the rules set forth above, will be subject to U.S. withholding tax at the rate of 30% (unless a reduced rate applies under an applicable tax treaty). A tendering foreign Shareholder who realizes a capital gain on a tender of Shares will not be subject to U.S. Federal income tax on such gain, unless the shareholder is an individual who is physically present in the United States for 183 days or more and certain other conditions are satisfied. Such persons are advised to consult their own tax advisers. Special rules may apply in the case of foreign Shareholders (i) that are engaged in a U.S. trade or business, (ii) that are former citizens or residents of the United States or (iii) that are "controlled foreign corporations", "foreign personal holding companies", corporations that accumulate earnings to avoid U.S. Federal income tax, and certain foreign charitable organizations. Such persons are advised to consult their own tax advisers.

     Backup Withholding. The Fund generally will be required to withhold tax at the rate of 31% ("backup withholding") from any payment to a tendering Shareholder that is an individual (or certain other non-corporate person) if the Shareholder fails to provide to the Fund its correct taxpayer identification number. If the payment by the Fund to any such Shareholder is treated as a dividend rather than an exchange, backup withholding also will be required with respect to that payment if the Internal Revenue Service advises the Fund that the shareholder is subject to backup withholding for prior underreporting of reportable interest or dividend payments or if the Shareholder fails to certify that it is not subject thereto. A foreign Shareholder generally will be able to avoid backup withholding with respect to payments by the Fund that are treated as made in exchange for tendered Shares only if it furnishes to the Fund a duly completed Form W-8, signed under penalty of perjury, stating that it (1) is neither a citizen nor a resident of the United States, (2) has not been and reasonably does not expect to be present in the United States for a period aggregating 183 days or more during the calendar year, and (3) reasonably expects not to be engaged in a trade or business within the United States to which the gain on sale of the Shares would be effectively connected. Backup withholding is not an additional tax, and any amounts withheld may be credited against a Shareholder's U.S. Federal income tax liability.

     The U.S. Federal income tax discussion set forth above is a summary included for general information purposes only. In view of the individual nature of tax consequences, each Shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of participation in the Fund, including the effect and applicability of state, local, foreign, and other tax laws and the possible effects of changes in federal or other tax laws.

     9. Certain Information Concerning the Fund and the Fund's Investment Manager. The Fund is a closed-end, non-diversified management investment company organized as a Maryland corporation. The Fund's Shares commenced trading on the NYSE on October 26, 1994. As a closed-end investment company, the Fund differs from an open-end investment company (i.e., a mutual fund) in that it does not redeem its Shares at the election of a Shareholder and does not continuously offer its Shares for sale to the public. The Fund's investment objective is long-term capital appreciation by investing primarily in equity and debt securities of Korean Issuers.

     Fidelity Management & Research Company ("FMR") has been the investment manager for the Fund since its inception. FMR is a wholly-owned subsidiary of FMR Corp. FMR Corp. was established in Boston, Massachusetts in 1972 and maintains offices at 82 Devonshire Street, Boston, Massachusetts, 02109. Fidelity Investments is the nation's largest mutual fund company and one of the leading providers of financial services. Fidelity Investments offers investment management, retirement, brokerage, and shareholder services directly to individuals and institutions, and through financial intermediaries. The firm also is the No. 1 provider of 401(k) retirement savings plans, the second largest discount brokerage firm and the third largest provider of 403(b) retirement plans for not-for-profit institutions in the United States. As of January 29, 1999, Fidelity Investments had total managed assets of $721.6 billion.

     The Fund is subject to the information and reporting requirements of the Investment Company Act of 1940 and in accordance therewith is obligated to file reports and other information with the Commission relating to its business, financial condition and other matters. Such reports and other information should be available for inspection at the public reference room at the Commission's office 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C., and also should be available for inspection and copying at the following regional offices of the Commission: Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois; 7 World Trade Center, New York, New York. Copies may be obtained, by mail, upon payment of the Commission's customary charges, by writing to its principal office at 450 Fifth Street, N.W., Judiciary Plaza, Washington, D.C. 20549.

     The Fund's audited financial statements are contained in its 1998 Annual Report to Shareholders. You may request a copy of this report at no additional charge by writing the Fund at Fidelity Advisor Korea Fund, Inc. 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-426-5523.

     10. Interest of Directors and Officers; Transactions and Arrangements Concerning the Shares. Neither the Fund nor any subsidiary of the Fund nor, to the best of the Fund's knowledge, any of the Fund's officers or directors, or associates of any of the foregoing, has effected any transaction in Shares during the past 40 business days. Except as set forth in this Offer, neither the Fund, nor, to the best of the Fund's knowledge, any of the Fund's officers or directors, nor any of the officers or directors of any of its subsidiaries, is a party to any contract, arrangement, understanding or relationship with any other person relating, directly or indirectly to the Offer with respect to any securities of the Fund, including, but not limited to, any contract, arrangement, understanding or relationship concerning the transfer or the voting of any such securities, joint ventures, loan or option arrangements, puts or calls, guaranties of loans, guaranties against loss or the giving or withholding of proxies, consents or authorizations.

     11. Certain Legal Matters; Regulatory Approvals. The Fund is not aware of any approval or other action by any government or governmental, administrative or regulatory authority or agency, domestic or foreign, that would be required for the acquisition or ownership of Shares by the Fund as contemplated herein. Should any such approval or other action be required, the Fund presently contemplates that such approval or other action will be sought. The Fund is unable to predict whether it may determine that it is required to delay the acceptance for payment of, or payment for, Shares tendered pursuant to the Offer pending the outcome of any such matter. There can be no assurance that any such approval or other action, if needed, would be obtained without substantial conditions or that the failure to obtain any such approval or other action might not result in adverse consequences to the Fund's business. The Fund's obligations under the Offer to accept for payment and pay for Shares are subject to certain conditions described in Section 12.

     12. Certain Conditions of the Offer. The Fund will not suspend or postpone the Offer except by vote of a majority of the Board, including a majority of disinterested Directors, and only: (i) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code; (ii) if the repurchase would cause the Shares to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association; (iii) for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (iv) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or (v) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of Shareholders of the Fund.

     The foregoing conditions are for the sole benefit of the Fund and may be asserted by the Fund regardless of the circumstances (including any action or inaction by the Fund) giving rise to any such conditions or may be waived by the Fund in whole or in part at any time and from time to time in its sole discretion. The failure by the Fund at any time to exercise any of the foregoing rights shall not be deemed a waiver of any such right and each such right shall be deemed an ongoing right which may be asserted at any time and from time to time. Any determination by the Fund concerning the events described in this Section shall be final and binding on all parties.

     If the Offer is suspended or postponed, the Fund will provide notice to Shareholders of such suspension or postponement.

     13. Fees and Expenses. The Fund will not pay to any broker or dealer, commercial bank, trust company or other person any solicitation fee for any Shares purchased pursuant to the Offer. The Fund will reimburse such persons for customary handling and mailing expenses incurred in forwarding the Offer. No such broker, dealer, commercial bank or trust company has been authorized to act as the agent of the Fund or the Depositary for purposes of the Offer.

     The Fund has retained State Street Bank and Trust Company to act as Depositary and D.F. King & Co., Inc., to act as Information Agent. The Depositary and the Information Agent will each receive reasonable and customary compensation for their services and will also be reimbursed for certain out-of-pocket expenses and indemnified against certain liabilities.

     14. Miscellaneous. The Offer is not being made to (nor will tenders be accepted from or on behalf of) holders of Shares in any jurisdiction in which the making of the Offer or the acceptance thereof would not be in compliance with the laws of such jurisdiction. The Fund may, in its sole discretion, take such action as it may deem necessary to make the Offer in any such jurisdiction.

     The Fund is not aware of any jurisdiction in which the making of the Offer or the acceptance of Shares in connection therewith would not be in compliance with the laws of such jurisdiction. Consequently, the Offer is currently being made to all holders of Shares. However, the Fund reserves the right to exclude Shareholders in any jurisdiction in which it is asserted that the Offer cannot lawfully be made. So long as the Fund makes a good faith effort to comply with any state law deemed applicable to the Offer, the Fund believes that the exclusion of Shareholders residing in such jurisdiction is permitted under Rule 23c-3 of the 1940 Act.

     15. Contacting the Depositary and the Information Agent. The Letter of Transmittal, certificates for the Shares and any other required documents should be sent by each Shareholder of the Fund or his broker-dealer, commercial bank, trust company or other nominee to the Depositary as set forth below. Facsimile copies of the Letter of Transmittal will be accepted.

                        The Depositary for the Offer is:

                      STATE STREET BANK AND TRUST COMPANY

                     Facsimile Copy Number: (781) 794-6333
                      Confirm by Telephone: (781) 794-6388
                  For Account Information Call: (800) 426-5523

  By First Class Mail:     By Overnight Courier:             By Hand:
 State Street Bank and     State Street Bank and        Security Transfer &
     Trust Company             Trust Company         Reporting Services, Inc.
Corporate Reorganization  Corporate Reorganization    c/o Boston Equiserve LP
     P.O. Box 9573          40 Campanelli Drive     100 William Street Galleria
 Boston, MA 02205-9573      Braintree, MA 02184         New York, NY 10038

     Any questions or requests for assistance or additional copies of the Offer, the Letter of Transmittal, the Notice of Guaranteed Delivery, and other documents may be directed to the Information Agent at its telephone number and location listed below. Shareholders may also contact their broker, dealer, commercial bank or trust company or other nominee for assistance concerning the Offer.

                    The Information Agent for the Offer is:

                             D.F. KING & CO., INC.
                                77 Water Street
                            New York, New York 10005
                           Toll free: (800) 578-5378
                                       or
                        call collect at: (212) 269-5550

FIDELITY ADVISOR KOREA FUND, INC.

February 19, 1999

                             LETTER OF TRANSMITTAL

                      TO ACCOMPANY SHARES OF COMMON STOCK
                  OR ORDER TENDER OF UNCERTIFICATED SHARES OF

                       FIDELITY ADVISOR KOREA FUND, INC.

                         TENDERED PURSUANT TO THE OFFER
                            DATED FEBRUARY 19, 1999

    THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M., NEW YORK CITY
             TIME, ON MARCH 26, 1999, UNLESS THE OFFER IS EXTENDED.

                        THE DEPOSITARY FOR THE OFFER IS:
                      STATE STREET BANK AND TRUST COMPANY
                     Facsimile Copy Number: (781) 794-6333
                      Confirm by Telephone: (781) 794-6388
                  For Account Information Call: (800) 426-5523

      By First Class Mail:           By Express Mail or Overnight                 By Hand:
                                               Courier:
      State Street Bank and                                                 Securities Transfer &
          Trust Company                  State Street Bank and            Reporting Services, Inc.
    Corporate Reorganization                 Trust Company                 c/o Boston Equiserve LP
          P.O. Box 9573                Corporate Reorganization          100 William Street Galleria
      Boston, MA 02205-9573               40 Campanelli Drive                New York, NY 10038
                                          Braintree, MA 02184

     Delivery of this instrument to an address other than those shown above or transmission of instructions via a facsimile number other than those listed above does not constitute a valid delivery. The instructions accompanying this letter should be read carefully before this Letter of Transmittal is completed.

     This Letter of Transmittal is to be used (a) if certificates for Shares (as defined below) are to be forwarded herewith, or (b) if uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan are to be tendered, or (c) if tenders are to be made by book-entry transfer to any of the accounts maintained by the Depositary at the Depository Trust Company ("DTC" or the "Book-Entry Transfer Facility") pursuant to the procedure set forth in Section 3, "Procedure for Tendering Shares," of the Fund's Offer. Shareholders whose certificates are not immediately available or who cannot deliver certificates for Shares (other than uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan) or deliver confirmation of the book-entry transfer of their Shares into the Depositary's account at the Book-Entry Transfer Facility and all other documents required hereby to the Depositary prior to 5:00 p.m., New York City Time, on the Termination Date may nevertheless tender their Shares according to the guaranteed delivery procedures set forth in Section 3, "Procedure for Tendering Shares," of the Fund's Offer. See Instruction 2 below. DELIVERY OF DOCUMENTS TO A BOOK-ENTRY TRANSFER FACILITY DOES NOT CONSTITUTE DELIVERY TO THE DEPOSITARY.

[ ] CHECK HERE IF TENDERED SHARES ARE BEING DELIVERED BY BOOK-ENTRY TRANSFER
    MADE TO THE ACCOUNT MAINTAINED BY THE DEPOSITARY WITH THE BOOK-ENTRY TRANSFER FACILITY AND COMPLETE THE FOLLOWING:

   Name of Tendering Institution:

   Account Number:
   ------------------------------------                 Transaction Code Number:
                                            ------------------------------------

   If the tendered shares are being tendered by a Nominee Holder on behalf of its customers, please state the number of customer accounts for whose benefit the tender is made: ____________

[ ] CHECK HERE IF CERTIFICATES FOR TENDERED SHARES ARE BEING DELIVERED PURSUANT TO A NOTICE OF GUARANTEED DELIVERY PREVIOUSLY SENT TO THE DEPOSITARY AND COMPLETE THE FOLLOWING:

    Name(s) of Registered Owner(s):

    Date of Execution of Notice of Guaranteed Delivery:

    Name of Institution which Guaranteed Delivery:

    Account Number (if delivered by book-entry transfer):

                    NOTE: SIGNATURES MUST BE PROVIDED BELOW.
               PLEASE READ THE ACCOMPANYING DOCUMENTS CAREFULLY.

Ladies and Gentlemen:

     The undersigned hereby tenders to Fidelity Advisor Korea Fund, Inc., a Maryland corporation (the "Fund"), the above-described shares of the Fund's Common Stock, $0.001 par value per share (the "Shares"), at a price per Share equal to the net asset value in U.S. dollars ("NAV") per Share as of 5:00 p.m., New York City time, on March 26, 1999, or such later date to which the Offer is extended (the "Termination Date") minus a purchase fee (the "Purchase Fee") of up to 2% of the net asset value per Share, upon the terms and subject to the conditions set forth in the Fund's Offer, dated February 19, 1999 (the "Fund's Offer"), receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together with the Fund's Offer constitute the "Offer"). If the Fund, in its sole discretion, shall have extended the period for which the Offer is open, the "Termination Date" shall mean the latest time and date on which the Offer, as so extended by the Fund, shall expire.

     Subject to, and effective upon, acceptance for payment of the Shares tendered herewith in accordance with the terms and subject to the conditions of the Offer, the undersigned hereby sells, assigns and transfers to, or upon the order of, the Fund all right, title and interest in and to all the Shares that are being tendered hereby and that are being accepted for purchase pursuant to the Offer (and any and all dividends, distributions, other Shares or other securities or rights issued or issuable in respect of such Shares on or after March 26, 1999) and irrevocably constitutes and appoints the Depositary the true and lawful agent and attorney-in-fact of the undersigned with respect to such Shares (and any such dividends, distributions, other Shares or securities or rights), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest) to (a) deliver certificates for such Shares (and any such other dividends, distributions, other Shares or securities or rights) or transfer ownership of such Shares (and any such other dividends, distributions, other Shares or securities or rights), together, in either such case, with all accompanying evidences of transfer and authenticity to or upon the order of the Fund, upon receipt by the Depositary, as the undersigned's agent, of the purchase price, (b) present such Shares (and any such other dividends, distributions, other Shares or securities or rights) for transfer on the books of the Fund, and (c) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and any such other dividends, distributions, other Shares or securities or rights), all in accordance with the terms of the Offer.

     The undersigned hereby represents and warrants that: (a) the undersigned has full power and authority to tender, sell, assign and transfer the tendered Shares (and any and all dividends, distributions, other Shares or other securities or rights issued or issuable in respect of such Shares on or after March 26, 1999); (b) when and to the extent the Fund accepts the Shares for purchase, the Fund will acquire good, marketable and unencumbered title hereto, free and clear of all liens, restrictions, charges, proxies, encumbrances or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the undersigned will execute and deliver any additional documents deemed by the Depositary or the Fund to be necessary or desirable to complete the sale, assignment and transfer of the tendered Shares (and any and all dividends, distributions, other Shares or securities or rights issued or issuable in respect of such Shares on or after March 26, 1999); (d) the undersigned has tendered all or less than all, but at least 20%, of the shares owned by the undersigned or attributed to the undersigned under Section 318 of the Code and (e) the undersigned has read and agreed to all of the terms of the Offer, including this Letter of Transmittal.

     All authority conferred or agreed to be conferred in this Letter of Transmittal shall be binding upon the successors, assigns, heirs, executors, administrators and legal representatives of the undersigned and shall not be affected by, and shall survive, the death or incapacity of the undersigned. Shares tendered pursuant to the Offer may be withdrawn at any time prior to the Termination Date in accordance with Section 4, "Rights of Withdrawal", of the Fund's Offer. After the Termination Date, tenders made pursuant to the Fund's Offer will be irrevocable.
--------------------------------------------------------------------------------
                         DESCRIPTION OF SHARES TENDERED

---------------------------------------------------------------------------------------------------------------------------------
       NAME(S) AND ADDRESS(ES) OF REGISTERED OWNER(S)                                 SHARE(S) TENDERED
                 (PLEASE FILL IN, IF BLANK)                            (ATTACH ADDITIONAL SIGNED SCHEDULE IF NECESSARY)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                            TOTAL
                                                                                          NUMBER OF
                                                                                            SHARES                 NUMBER
                                                                  CERTIFICATE           REPRESENTED BY           OF SHARES
                                                                   NUMBER(S)*            CERTIFICATES            TENDERED**
                                                               ---------------------------------------------------------------

                                                               ---------------------------------------------------------------

                                                               ---------------------------------------------------------------

                                                               ---------------------------------------------------------------
                                                                  Total Shares
                                                                    Tendered
---------------------------------------------------------------------------------------------------------------------------------

  * Need not be completed by Shareholders who tender Shares by book-entry transfer.

 ** Unless otherwise indicated, it will be assumed that all Shares evidenced by any certificates delivered to the Depositary are being tendered. See Instruction 4.
--------------------------------------------------------------------------------

     THE UNDERSIGNED TENDERS ALL UNCERTIFICATED SHARES THAT MAY BE HELD IN THE NAME OF THE REGISTERED HOLDER(S) BY THE FUND'S TRANSFER AGENT PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN.
                           ______ Yes       ______ No

Note: If you do not check either of the boxes above, uncertificated Shares, if any, held in the name of the registered holder(s) by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan will not be tendered.

                           AMOUNT OF SHARES TENDERED

     Please indicate by checking in the appropriate box below if you are tendering all the Shares owned by you or less than all the Shares owned.

[ ] The undersigned hereby certifies that it is tendering ALL Shares owned by the undersigned.

[ ] The undersigned hereby certifies that it is tendering LESS THAN ALL of the Shares owned by the undersigned but at least 20% of the Shares owned by the undersigned.

                                    ODD LOTS
                              (SEE INSTRUCTION 11)

     This section is to be completed ONLY if Shares are being tendered by or on behalf of a person owning beneficially or of record an aggregate of not more than 99 Shares. The undersigned either (check one box):

[ ] Is the beneficial or record owner of an aggregate of not more than 99
    Shares, all of which are being tendered; or

[ ] Is a broker, dealer, commercial bank, trust company or other nominee that
    (a) is tendering for the beneficial owner(s) thereof Shares with respect to which it is the record holder, and (b) believes, based upon representations made to it by such beneficial owner(s), that each such person is the beneficial owner of an aggregate of not more than 99 Shares and is tendering all of such Shares;

and, in either case, hereby represents that the above indicated information is true and correct as to the undersigned.

         OPTIONS WITH RESPECT TO SHARES TENDERED (OTHER THAN ODD LOTS)

     If the undersigned has tendered all of the Shares owned by the undersigned and has not checked either of the boxes above with respect to odd lots, then the undersigned may elect one of the options set forth below in the event that the Fund receives tenders for more Shares than the Fund has indicated it will purchase pursuant to the Offer (the "Offer Amount"). In general, in the event that more Shares are tendered than the Offer Amount, the Fund will purchase a number of Shares equal to the Offer Amount on a pro rata basis and, if the undersigned does not elect one of the options set forth below, a pro rata portion of the Shares tendered by the undersigned will be purchased by the Fund. If the undersigned elects one of the options set forth below, the undersigned's Shares will be purchased in accordance with that option only if, after the Fund has purchased all Shares tendered by Shareholders who have not elected one of the options set forth below, the total number of Shares purchased by the Fund is less than the Offer Amount. If the Fund has purchased all shares tendered by Shareholders that do not elect one of the options set forth below and the total number of those Shares is less than the Offer Amount, but the number of Shares tendered by Shareholders who have elected one of the options set forth below exceeds the difference between the Offer Amount and the number of Shares purchased from Shareholders who have not made one of the elections set forth below, the Fund will purchase Shares from Shareholders who have elected one of the options set forth below by lot (i.e., by random drawing).

[ ] ALL OR NONE If the Shares to be purchased pursuant to the Offer are to be prorated as set forth in Section 1 of the Fund's Offer, then the undersigned elects to have either all of the undersigned's Shares purchased or none of the undersigned's Shares purchased pursuant to the proration procedures set forth in Section 1 of the Fund's Offer.

[ ] SOME OR NONE If the Shares to be purchased pursuant to the Offer are to be prorated as set forth in Section 1 of the Fund's Offer, then the undersigned elects to have either
    -------------- Shares [fill in the minimum number of shares you elect to have purchased (which must represent at least 20% of the total number of Shares that the undersigned owns)] or none of the Shares owned by the undersigned purchased pursuant to the proration procedures set forth in
    Section 1 of the Fund's Offer.

              PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY.
                    NOTE: SIGNATURES MUST BE PROVIDED BELOW.

     The undersigned understands that the valid tender of Shares pursuant to any one of the procedures described in Section 3, "Procedure for Tendering Shares," of the Fund's Offer and in the Instructions hereto will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer.

     The undersigned recognizes that under certain circumstances set forth in the Offer, the Fund may not be required to purchase any of the Shares tendered hereby, or may accept for purchase, pro rata with Shares tendered by other shareholders, fewer than all of the Shares tendered hereby.

     Unless otherwise indicated herein under "Special Payment Instructions," please issue the check for the purchase price and/or return any certificates for Shares not tendered or accepted for payment (and accompanying documents, as appropriate) in the name(s) of the registered holder(s) appearing under "Description of Shares Tendered." Similarly, unless otherwise indicated under "Special Delivery Instructions," please mail the check for the purchase price and/or return any certificates for Shares not tendered or accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered holder(s) appearing under "Description of Shares Tendered." In the event that either the Special Delivery Instructions or the Special Payment Instructions are completed, please issue the check for the purchase price and/or return such certificates to, the person or persons so indicated. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment Instructions to transfer any Shares from the name of the registered holder thereof if the Fund does not accept for payment any of the Shares so tendered. The undersigned recognizes that the Special Payment Instructions and the Special Delivery Instructions are not applicable to Shares tendered by book-entry transfer, nor to uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan which may be tendered hereby.

          ------------------------------------------------------------

                          SPECIAL PAYMENT INSTRUCTIONS
                         (SEE INSTRUCTIONS 5, 6 AND 7)

        To be completed ONLY if certificates for Shares not tendered or not purchased and/or the check for the purchase price of Shares purchased are to be issued in the name of and sent to someone other than the undersigned.

   Issue [ ] Check [ ] Certificate to:

   Name
   ----------------------------------------------------
                                    (PLEASE PRINT)

   Address
   --------------------------------------------------

          ------------------------------------------------------------
                            (CITY, STATE, ZIP CODE)

                       Complete Payer Substitute Form W-9

          ------------------------------------------------------------
               (TAXPAYER IDENTIFICATION (SOCIAL SECURITY) NUMBER)

          ------------------------------------------------------------
          ------------------------------------------------------------

                         SPECIAL DELIVERY INSTRUCTIONS
                         (SEE INSTRUCTIONS 5, 6 AND 7)

        To be completed ONLY if certificates for Shares not tendered or not purchased and/or the check for the purchase price of Shares purchased are to be issued in the name of undersigned, but sent to someone other than the undersigned or to the undersigned at an address other than that shown above.

   Mail [ ] Check [ ] Certificate to:

   Name
   ----------------------------------------------------
                                    (PLEASE PRINT)

   Address
   --------------------------------------------------

          ------------------------------------------------------------
                            (CITY, STATE, ZIP CODE)

          ------------------------------------------------------------

                                   SIGN HERE
          IMPORTANT: COMPLETE AND SIGN THE SUBSTITUTE FORM W-9 HEREIN.

   --------------------------------------------------------------------------

   --------------------------------------------------------------------------
                         (SIGNATURES OF SHAREHOLDER(S))

                                     Dated:
                          ----------------------, 1999

   (Must be signed by the registered holder(s) exactly as name(s) appear(s) on certificate(s) for the Shares or on a security position listing or by person(s) authorized to become registered holder(s) by certificate(s) and documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, agent, officer of a corporation or another person acting in a fiduciary or representative capacity, please provide the following information. See Instruction 5.)

   Name(s)
   --------------------------------------------------------------------------

   --------------------------------------------------------------------------
                                 (PLEASE PRINT)

   Capacity (Full Title)
   --------------------------------------------------------------------------

   Address
   --------------------------------------------------------------------------

        ---------------------------------------------------------------------
                CITY                                STATE                    ZIP
           CODE

   Area Code and Telephone Number
   --------------------------------------------------------------------------

   Employer Identification or
   Social Security Number
   --------------------------------------------------------------------------

                           GUARANTEE OF SIGNATURE(S)
                           (SEE INSTRUCTIONS 1 AND 5)

   Authorized Signature(s)
   --------------------------------------------------------------------------

   Name
   --------------------------------------------------------------------------

   --------------------------------------------------------------------------
                                 (PLEASE PRINT)

   Name of Firm
   --------------------------------------------------------------------------

   Address
   --------------------------------------------------------------------------

        ---------------------------------------------------------------------
                CITY                                STATE                    ZIP
           CODE

   Dated:
   ------------------------------, 1999

                                  INSTRUCTIONS

        FORMING PART OF THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER

     1. Guarantee of Signatures. No signature guarantee on this Letter of Transmittal is required (i) if this Letter of Transmittal is signed by the registered holder of the Shares (which term, for purposes of this document, shall include any participant in the Book-Entry Transfer Facility whose name appears on a security position listing as the owner of Shares) tendered herewith, unless such holder has completed either the box entitled "Special Delivery Instructions" or the box entitled "Special Payment Instructions" herein, or (ii) if such Shares are tendered for the account of a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc. ("NASD") or a commercial bank or trust company having an office, branch or agency in the United States (each being hereinafter) referred to as an "Eligible Institution"). In all other cases, all signatures on this Letter of Transmittal must be guaranteed by an Eligible Institution. See Instruction 5.

     2. Delivery of Letter of Transmittal and Certificates; Guaranteed Delivery Procedures. This Letter of Transmittal is to be used only (a) if certificates are to forwarded herewith, (b) if uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan are to be tendered, or (c) if tenders are to be made pursuant to the procedures for delivery by book-entry transfer set forth in Section 3, "Procedure for Tendering Shares," of the Fund's Offer. Certificates for all physically tendered Shares, or confirmation of a book-entry transfer in the Depositary's account at the Book-Entry Transfer Facility of Shares tendered by book-entry transfer, together, in each case, with a properly completed and duly executed Letter of Transmittal or facsimile thereof with any required signature guarantees, and any other documents required by this Letter of Transmittal should be mailed or delivered to the Depositary at the appropriate address set forth herein and must be received by the Depositary prior to 5:00 p.m., New York City Time, on the Termination Date. Shareholders whose certificates are not immediately available or who cannot deliver Shares and all other required documents to the Depositary prior to 5:00 p.m., New York City Time, on the Termination Date, or whose Shares cannot be delivered on a timely basis pursuant to the procedures for book-entry transfer prior to the Termination Date, may tender their Shares by or through any Eligible Institution by properly completing and duly executing and delivering a Notice of Guaranteed Delivery (or facsimile thereof), which must be received by the Depositary prior to the Termination Date, and by otherwise complying with the guaranteed delivery procedures set forth in Section 3, "Procedure for Tendering Shares," of the Fund's Offer. Pursuant to such procedures, the certificates for all physically tendered Shares, or confirmation of book-entry transfer, as the case may be, as well as a properly completed and duly executed Letter of Transmittal, and all other documents required by this Letter of Transmittal must be received by the Depositary within three business days after receipt by the Depositary of such Notice of Guaranteed Delivery, all as provided in Section 3, "Procedure for Tendering Shares," of the Fund's Offer.

     THE METHOD OF DELIVERY OF THIS LETTER OF TRANSMITTAL, THE CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS, INCLUDING DELIVERY THROUGH THE BOOK-ENTRY TRANSFER FACILITY, IS AT THE OPTION AND RISK OF THE TENDERING SHAREHOLDER, AND EXCEPT AS OTHERWISE PROVIDED IN THIS INSTRUCTION 2, THE DELIVERY WILL BE DEEMED MADE ONLY WHEN ACTUALLY RECEIVED BY THE DEPOSITARY. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED. THE SHAREHOLDER HAS THE RESPONSIBILITY TO CAUSE THE LETTER OF TRANSMITTAL, CERTIFICATES AND ANY OTHER DOCUMENTS TO BE TIMELY DELIVERED.

     No alternative, conditional or contingent tenders will be accepted, except as may be permitted in the Fund's Offer. All tendering Shareholders, by execution of this Letter of Transmittal (or facsimile thereof), waive any right to receive any notice of the acceptance for payment of Shares.

     3. Inadequate Space. If the space provided is inadequate, the certificate numbers and/or number of Shares should be listed on a separate signed schedule attached hereto.

     4. Partial Tenders and Unpurchased Shares. (NOT APPLICABLE TO SHAREHOLDERS WHO TENDER BY BOOK-ENTRY TRANSFER.) If fewer than all the Shares evidenced by any certificate submitted are to be tendered, fill in the number of Shares which are to be tendered in the column entitled "Number of Shares Tendered." In such case, a new certificate for the remainder of the Shares evidenced by the old certificate(s) will be issued and sent to the registered holder, unless otherwise specified in the "Special Payment Instructions" or "Special Delivery Instructions" boxes in this Letter of Transmittal, as soon as practicable after the Repurchase Request Deadline. All Shares represented by certificates listed and delivered to the Depositary are deemed to have been tendered unless otherwise indicated.

     5.  Signatures on Letter of Transmittal; Stock Powers and Endorsements.

          (a) If this Letter of Transmittal is signed by the registered holder(s) of the Shares tendered hereby, the signature(s) must correspond exactly with the name(s) on the face of the certificates.

          (b) If any of the tendered Shares are held of record by two or more joint holders, all such holders must sign this Letter of Transmittal.

          (c) If any tendered Shares are registered in different names on several certificates, it will be necessary to complete, sign and submit as many Letters of Transmittal as there are different registrations of certificates.

          (d) If this Letter of Transmittal is signed by the registered holder(s) of the Shares listed and transmitted hereby, no endorsements of certificates or separate stock powers are required unless payment is to be made, or the certificates for Shares not tendered or purchased are to be issued, to a person other than the registered holder(s), in which case the endorsements or signatures on the stock powers, as the case may be, must be signed exactly as the name(s) of the registered holder(s) appear(s) on the certificates. Signatures on such certificates or stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

          (e) If this Letter of Transmittal or any certificates or stock powers are signed by trustees, executors, administrators, guardians, agents, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority to so act.

          (f) If this Letter of Transmittal is signed by a person(s) other than the registered holder(s) of the certificates listed and transmitted hereby, the certificates must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name or names of the registered holder(s) appear on the certificates. Signatures on such certificates of stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

     6. Stock Transfer Taxes. Except as set forth in this Instruction 6, no stock transfer tax stamps or funds to cover such stamps need accompany this Letter of Transmittal, and the Fund will pay all stock transfer taxes, if any, with respect to the transfer and sale of Shares to it pursuant to the Offer. If, however, payment of the repurchase price is to be made to, or (in the circumstances permitted by the Fund's Offer) if Shares not tendered or not purchased are to be registered in the name of any person other than the registered holder, or if tendered certificates are registered in the name of any person other than the person(s) signing this Letter of Transmittal, the amount of any stock transfer taxes (whether imposed on the registered holder or such other person) payable on account of the transfer to such person will be deducted from the Purchase Price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

     7. Special Payment and Delivery Instructions. If certificates for Shares not tendered or not purchased or checks are to be issued in the name of a person other than the person signing this Letter of Transmittal or if such certificates and/or checks are to be sent to someone other than the person signing this Letter of Transmittal or to the person signing this Letter of Transmittal at an address other than that shown above, the boxes captioned "Special Payment Instructions" and/or "Special Delivery Instructions" on this Letter of Transmittal should be completed.

     8. Irregularities. All questions as to the validity, form, eligibility (including time of receipt) and acceptance for payment of any tender of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of any particular Shares (i) determined by it not to be in proper form or (ii) the acceptance of or payment for which may, in the opinion of the Fund's counsel, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer, in whole or in part, or any defect or irregularity in tender of any particular Shares or Shareholder, and the Fund's interpretations of the terms and conditions of the Offer (including these instructions) shall be final and binding. No tender of Shares will be deemed to be properly made until all defects and irregularities have been cured or waived. None of the Fund, the Depositary, the Information Agent or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice. Unless waived, any defects or irregularities must be cured within such time as the Fund shall determine.

     9. Requests for Assistance and Additional Copies. Requests for assistance should be directed to, and additional copies of the Fund's Offer, the Notice of Guaranteed Delivery, the Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9, and this Letter of Transmittal may be obtained from the Information Agent at the address set forth at the end of this Letter of Transmittal, or from your broker, dealer, commercial bank, trust company, or other nominee. The Information Agent will also provide shareholders, upon request, with a Certificate of Foreign Status (Form W-8).

     10. Backup Withholding. Each Shareholder that desires to participate in the Offer must, unless an exemption applies, provide the Depositary with the Shareholder's taxpayer identification number on the Substitute Form W-9 set forth in this Letter of Transmittal, with the required certifications under penalties of perjury. If the shareholder is an individual, the taxpayer identification number is his social security number. If the Depositary is not provided with the correct taxpayer identification number, the shareholder may be subject to a $50 penalty imposed by the Internal Revenue Service in addition to being subject backup withholding.

     If backup holding applies, the Depositary is required to withhold 31% of any payment made to the Shareholder with respect to Shares purchased pursuant to the Offer. Backup withholding is not an additional tax. Rather, the U.S. Federal income tax liability of persons subject to backup withholding may result in an overpayment of taxes for which a refund may be obtained by the Shareholder from the Internal Revenue Service.

     Certain Shareholders (including, among others, most corporations and certain foreign persons) are exempt from backup withholding requirements. To qualify as an exempt recipient on the basis of foreign status, a shareholder must submit a properly executed Certificate of Foreign Status (Form W-8), signed under penalties of perjury, attesting to that person's exempt status. Generally, a foreign person will be able to avoid backup withholding with respect to payments that are considered made in exchange for tendered Shares only if he (1) is neither a citizen nor a resident of the United States, (2) has not been and reasonably does not expect to be present in the United States for a period aggregating 183 days or more during the calendar year, and (3) reasonably expects not be engaged in a trade or business within the United States to which the gain on the sale of the Shares would be effectively connected. Somewhat different requirements apply in the case of foreign persons covered by tax treaties.

     A SHAREHOLDER SHOULD CONSULT HIS TAX ADVISER AS TO HIS QUALIFICATION FOR EXEMPTION FROM THE BACKUP WITHHOLDING REQUIREMENTS AND THE PROCEDURE FOR OBTAINING AN EXEMPTION.

     Shareholders are required to give the Depositary the taxpayer identification number of the record owner of the Shares. If the Shares are registered in more than one name or are not in the name of the actual owner, consult the enclosed Guidelines for Certification of Taxpayer Identification Number on substitute Form W-9.

     11. Odd Lots. As described in Section 1 of the Offer, if the Fund is to purchase fewer than all Shares validly tendered and not properly withdrawn before the Termination Date, the Shares purchased first will consist of all Shares validly tendered and not properly withdrawn prior to the Termination Date by any stockholder who owns beneficially or of record an aggregate of not more than 99 Shares (an "Odd Lot Holder"). This preference will not be available unless the item captioned "Odd Lots" is completed.

--------------------------------------------------------------------------------------------------------------------------------
    SUBSTITUTE
    FORM W-9
                                        Name                                               Account number(s) (OPTIONAL)
                                        Address
                                       -----------------------------------------------------------------------------------------
    DEPARTMENT OF THE TREASURY
    INTERNAL REVENUE SERVICE
                                        PART 1 -- PLEASE PROVIDE YOUR TIN IN THE BOX AT     (SOCIAL SECURITY NUMBER OR
                                        RIGHT AND CERTIFY BY SIGNING AND DATING BELOW.      EMPLOYER IDENTIFICATION NUMBER)
                                                                                            -------------------------------
                                       -----------------------------------------------------------------------------------------
    PAYER'S REQUEST FOR
    TAXPAYER IDENTIFICATION
                                        PART 2 -- For Payees Exempt from Backup Withholding: See enclosed "Guidelines for
                                        Certification of Taxpayer Identification Number on Substitute Form W-9." page 2.
    NUMBER ("TIN")
                                       -----------------------------------------------------------------------------------------
    AND CERTIFICATION
                                        PART 3 -- CERTIFICATION. Under penalties of perjury, I certify that:
                                        1. The number shown on this form is my correct TIN (or I am waiting for a number to be issued to me), and
                                        2. I am not subject to backup withholding because (a) I am exempt from backup withholding or (b) I have not been notified by the Internal Revenue Service ("IRS") that
                                           I am subject to backup withholding as a result of failure to report all interest or dividends or (c) the IRS has notified me that I am no longer subject to backup withholding.
                                        CERTIFICATION INSTRUCTION -- You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you failed to report all interest and dividends on your tax return.
                                        SIGNATURE:  DATE: ______________
--------------------------------------------------------------------------------------------------------------------------------

    NUMBER
------------------

   YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU DO NOT HAVE A TAXPAYER
                             IDENTIFICATION NUMBER

             CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER
I certify, under penalties of perjury, that a TIN has not been issued to me and either (a) I have mailed or delivered an application to receive a TIN to the appropriate IRS Center or Social Security Administration Office or (b) I intend to mail or deliver such an application in the near future. I understand that if I do not provide a TIN within sixty (60) days, 31% of all reportable payments made to me thereafter will be withheld until I provide a TIN.

------------------------------------------------------------  ----------------
                         SIGNATURE                                  DATE

NOTE: FAILURE TO COMPLETE THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 31% OF ANY PAYMENTS MADE TO YOU PURSUANT TO THE OFFER. PLEASE REVIEW THE ENCLOSED "GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9" FOR ADDITIONAL DETAILS.

     IMPORTANT: This Letter of Transmittal or a manually signed facsimile thereof (together with certificates for Shares and all other required documents) or the Notice of Guaranteed Delivery must be received by the Depositary prior to 5:00 p.m., New York City Time, on March 26, 1999, at the appropriate address set forth below:

                                The Depositary:
                      STATE STREET BANK AND TRUST COMPANY

                             Facsimile Copy Number:
                                 (781) 794-6333

                             Confirm by Telephone:
                                 (781) 794-6388

                         For Account Information Call:
                                 (800) 426-5523


       By First Class Mail:             By Express Mail or Overnight                   By Hand:
       State Street Bank and                      Courier:                       Securities Transfer &
           Trust Company                    State Street Bank and              Reporting Services, Inc.
     Corporate Reorganization                   Trust Company                   c/o Boston Equiserve LP
           P.O. Box 9573                  Corporate Reorganization            100 William Street Galleria
       Boston, MA 02205-9573                 40 Campanelli Drive                  New York, NY 10038
                                             Braintree, MA 02184

     Any questions or requests for assistance or additional copies of this Letter of Transmittal, the Fund's Offer, the Notice of Guaranteed Delivery and other accompanying materials may be directed to the Information Agent at its telephone number and location listed below. Shareholders may also contact their broker, dealer, commercial bank or trust company or other nominee for assistance concerning the Offer.

               The Information Agent for the Repurchase Offer is:

                             D.F. KING & CO., INC.
                                77 Water Street
                            New York, New York 10005
                           Toll Free: (800) 578-5378
                                       or
                          Call Collect: (212) 269-5550

                                    OFFER BY

                       FIDELITY ADVISOR KOREA FUND, INC.

                              TO PURCHASE FOR CASH
                           UP TO 10% OF ITS SHARES OF
                                  COMMON STOCK

    THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M., NEW YORK CITY
             TIME, ON MARCH 26, 1999, UNLESS THE OFFER IS EXTENDED.

THIS OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE OFFER AND IN THE LETTER OF TRANSMITTAL.

                                                               February 19, 1999

To Our Clients:

     Enclosed for your consideration is the Offer, dated February 19, 1999, of Fidelity Advisor Korea Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company (the "Fund"), and a related Letter of Transmittal (which together constitute the "Offer"), pursuant to which the Fund is offering to purchase up to 10% of its outstanding shares of common stock, par value $0.001 (the "Shares"), upon the terms and conditions set forth in the Offer.

     The Offer and the Letter of Transmittal are being forwarded to you for your information only and cannot be used by you to tender Shares held by us for your account. We are the holder of record of Shares held for your account. A TENDER OF SUCH SHARES CAN BE MADE ONLY BY US AS THE HOLDER OF RECORD AND ONLY PURSUANT TO YOUR INSTRUCTIONS.

     Your attention is called to the following:

          (1) The price to be paid for the Shares is an amount per Share equal to 100% of the net asset value per Share as determined by the Fund at 5:00 p.m., New York City time, on March 26, 1999 (the "Termination Date") minus a purchase fee (the "Purchase Fee") of up to 2% of the net asset value per Share. The current net asset value of the Fund will be calculated daily and may be obtained by calling D.F. King & Co., Inc., the Fund's Information Agent, toll free at (800) 578-5378 or call collect (212) 269-5550.

          (2) The Offer is not conditioned upon any minimum number of Shares being tendered. However, those Shareholders wishing to accept the Offer will be required to tender at least 20% of the Shares owned by such Shareholders or attributed to them under Section 318 of the Internal Revenue Code of 1986, as amended.

          (3) Upon the terms and subject to the conditions of the Offer, the Fund will purchase all Shares validly tendered on or prior to the Termination Date, provided that the total number of Shares tendered does not exceed 10% of the Fund's outstanding Shares. In the event that more than 10% of the Fund's outstanding Shares are tendered, the Fund will purchase 10% of the Fund's outstanding Shares on a pro rata basis, provided, however, that the Fund may (i) accept all Shares tendered by Shareholders who own, beneficially or of record, not more than 99 Shares and who tender all of their Shares, before prorating Shares tendered by others; and (ii) accept by lot Shares tendered by Shareholders who tender all Shares held by them and who, when tendering their Shares, elect to have either all or none or at least a minimum specified amount or none accepted, if the Fund first accepts all Shares tendered by Shareholders who do not so elect.

          (4) Tendering shareholders will not be obligated to pay brokerage commissions or, subject to Instruction 6, "Stock Transfer Taxes," of the Letter of Transmittal, stock transfer taxes on the purchase of Shares by the Fund pursuant to the Offer.

          (5) Your instructions to us should be forwarded in ample time before the Termination Date to permit us to submit a tender on your behalf.

     If you wish to have us tender any or all of your Shares, please so instruct us by completing, executing and returning to us the instruction form set forth below. An envelope to return your instructions to us is enclosed. If you authorize the tender of your Shares, all such Shares will be tendered unless otherwise specified below. YOUR INSTRUCTIONS TO US SHOULD BE FORWARDED AS PROMPTLY AS POSSIBLE IN ORDER TO PERMIT US TO SUBMIT A TENDER ON YOUR BEHALF IN ACCORDANCE WITH THE TERMS AND CONDITIONS OF THE OFFER.

     The Offer is not being made to, nor will tenders be accepted from or on behalf of, holders of Shares in any jurisdiction in which the making or acceptance of the Offer would not be in compliance with applicable law.

     NEITHER THE FUND NOR ITS BOARD OF DIRECTORS IS MAKING ANY RECOMMENDATION TO ANY SHAREHOLDER WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES IN THE OFFER. EACH SHAREHOLDER IS URGED TO READ AND EVALUATE THE OFFER AND ACCOMPANYING MATERIALS CAREFULLY.

                                  INSTRUCTIONS

     The undersigned acknowledge(s) receipt of your letter, and the enclosed Offer, dated February 19, 1999, and Letter of Transmittal, relating to the Offer by Fidelity Advisor Korea Fund, Inc. (the "Fund") to purchase up to 10% of its outstanding shares of common stock, par value $0.001 (the "Shares").

     This will instruct you to tender to the Fund the number of Shares indicated below (which are held by you for the account of the undersigned), upon the terms and subject to the conditions set forth in the Offer and in the related Letter of Transmittal that you have furnished to the undersigned.

                   AGGREGATE NUMBER OF SHARES TO BE TENDERED:

                    [ ] All Shares held for the undersigned;

                                       or

                             [ ] __________ Shares
     (Enter number of Shares to be tendered; minimum of 20% of Shares held)

                                    ODD LOTS

     This section is to be completed ONLY if Shares are being tendered by or on behalf of a person owning beneficially or of record an aggregate of not more than 99 Shares. The undersigned:

[ ] Is the beneficial or record owner of an aggregate of not more than 99 Shares, all of which are being tendered; and, hereby represents that the above indicated information is true and correct as to the undersigned.

         OPTIONS WITH RESPECT TO SHARES TENDERED (OTHER THAN ODD LOTS)

     If the undersigned has tendered all of the Shares owned by the undersigned and has not checked the box above with respect to odd lots, then the undersigned may elect one of the options set forth below in the event that the Fund receives tenders for more shares than the Fund has indicated it will purchase pursuant to the Offer (the "Offer Amount"). In general, in the event that more Shares are tendered than the Offer Amount, the Fund will purchase a number of Shares equal to the Offer Amount on a pro rata basis and, if the undersigned does not elect one of the options set forth below, a pro rata portion of the Shares tendered by the undersigned will be purchased by the Fund. If the undersigned elects one of the options set forth below, the undersigned's Shares will be purchased in accordance with that option only if, after the Fund has purchased all Shares tendered by Shareholders who have not elected one of the options set forth below, the total number of Shares purchased by the Fund is less than the Offer Amount. If the Fund has purchased all shares tendered by Shareholders that do not elect one of the options set forth below and the total number of those Shares is less than the Offer Amount, but the number of Shares tendered by Shareholders who have elected one of the options set forth below exceeds the difference between the Offer Amount and the number of Shares purchased from Shareholders who have not made one of the elections set forth below, the Fund will purchase Shares from Shareholders who have elected one of the options set forth below by lot (i.e., by random drawing).

[ ] ALL OR NONE If the Shares to be purchased pursuant to the Offer are to be prorated as set forth in Section 1 of the Fund's Offer, then the undersigned elects to have either all of the undersigned's Shares purchased or none of the undersigned's Shares purchased pursuant to the proration procedures set forth in Section 1 of the Fund's Offer.

[ ] SOME OR NONE If the Shares to be purchased pursuant to the Offer are to be prorated as set forth in Section 1 of the Fund's Offer, then the undersigned elects to have either
     -------------- Shares [fill in the minimum number of shares you elect to have purchased (which must represent at least 20% of the total number of Shares that the undersigned owns)] or none of the Shares owned by the undersigned purchased pursuant to the proration procedures set forth in
     Section 1 of the Fund's Offer.

                                 SIGNATURE BOX

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 (SIGNATURE(S))

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    (PLEASE PRINT NAME(S) AND ADDRESS HERE)

--------------------------------------------------------------------------------
                         (AREA CODE AND TELEPHONE NO.)

--------------------------------------------------------------------------------
               (TAXPAYER IDENTIFICATION (SOCIAL SECURITY) NUMBER

Date:
------------------------, 1999

                                    OFFER BY

                       FIDELITY ADVISOR KOREA FUND, INC.

                              TO PURCHASE FOR CASH
                           UP TO 10% OF ITS SHARES OF
                                  COMMON STOCK

    THE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE AT 5:00 P.M., NEW YORK CITY
             TIME, ON MARCH 26, 1999, UNLESS THE OFFER IS EXTENDED.

THIS OFFER IS NOT CONDITIONED ON ANY MINIMUM NUMBER OF SHARES BEING TENDERED, BUT IS SUBJECT TO OTHER CONDITIONS AS OUTLINED IN THE FUND'S OFFER AND IN THE LETTER OF TRANSMITTAL.

                                                               February 19, 1999

To Brokers, Dealers, Commercial Banks,
  Trust Companies and Other Nominees:

     We are enclosing herewith the material listed below relating to the offer of Fidelity Advisor Korea Fund, Inc., a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company (the "Fund"), to purchase up to 10% of its outstanding shares of common stock, par value $0.001 (the "Shares") upon the terms and conditions set forth in its Offer, dated February 19, 1999, and in the related Letter of Transmittal (which together constitute the "Offer"). The price to be paid for the Shares is an amount per Share equal to 100% of the net asset value per Share as determined by the Fund at 5:00 p.m., New York City time, on March 26, 1999 (the "Termination Date") minus a purchase fee (the "Purchase Fee") of up to 2% of the net asset value per Share.

     Shareholders wishing to accept the Offer will be required to tender at least 20% of the Shares owned by such Shareholders or attributed to them under
Section 318 of the Internal Revenue Code of 1986, as amended.

     We are asking you to contact your clients for whom you hold Shares registered in your name (or in the name of your nominee) or who hold Shares registered in their own names. Please bring the Offer to their attention as promptly as possible. No fees or commission will be payable to brokers, dealers or other persons for soliciting tenders for Shares pursuant to the Offer. The Fund will, however, upon request, reimburse you for reasonable and customary mailing and handling expenses incurred by you in forwarding any of the enclosed materials to your clients. The Fund will pay all transfer taxes on its purchase of Shares, subject to Instruction 6, "Stock Transfer Taxes," of the Letter of Transmittal. HOWEVER, BACKUP WITHHOLDING AT A 31% RATE MAY BE REQUIRED UNLESS EITHER AN EXEMPTION IS PROVED OR THE REQUIRED TAXPAYER IDENTIFICATION INFORMATION AND CERTIFICATIONS ARE PROVIDED. SEE SECTION 8, "FEDERAL INCOME TAX CONSEQUENCES," OF THE OFFER AND INSTRUCTION 10, "BACKUP WITHHOLDING," OF THE LETTER OF TRANSMITTAL.

     For your information and for forwarding to your clients, we are enclosing the following documents:

     1. A letter to Shareholders of the Fund from Edward C. Johnson 3d, Director and President of the Fund;

     2.  The Offer dated February 19, 1999;

     3. The Letter of Transmittal for your use and to be provided to your clients;

     4. Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9;

     5.  Notice of Guaranteed Delivery;

     6. Form of letter to clients which may be sent to your clients for whose accounts you hold Shares registered in your name (or in the name of your nominee); and

     7.  Return envelope addressed to the Depositary.

     The Offer is not being made to, nor will the Fund accept tenders from, holders of Shares in any State or other jurisdiction in which the Offer would not be in compliance with the securities or Blue Sky laws of such jurisdiction.

     As described in the Fund's Offer under Section 3, "Procedure for Tendering Shares," tenders may be made without the concurrent deposit of stock certificates if (1) such tenders are made by or through a broker or dealer that is a member firm of a registered national securities exchange or a member of the National Association of Securities Dealers, Inc. or a commercial bank or trust company having an office, branch, or agency in the United States; and (2) certificates for Shares (or a confirmation of a book-entry transfer of such Shares into the Depositary's account at a Book-Entry Transfer Facility (as defined in the Letter of Transmittal)), together with a properly completed and duly executed Letter of Transmittal, documents required by the Letter of Transmittal, are received by the Depositary within three business days after receipt by the Depositary of a properly completed and duly executed Notice of Guaranteed Delivery.

     As described in the Offer, if more than 10% of the Fund's outstanding Shares are duly tendered prior to the Termination Date, the Fund will repurchase 10% of the Fund's outstanding Shares on a pro rata basis, subject to certain exceptions described in Section 1, "Terms of the Offer; Termination Date" of the Fund's Offer.

     NEITHER THE FUND NOR ITS BOARD OF DIRECTORS MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER ALL OR ANY SHARES.

     Additional copies of the enclosed material may be obtained from the Information Agent at the appropriate address and telephone number set forth in the Fund's Offer. Any questions you have with respect to the Offer should be directed to the Information Agent as its address and telephone numbers set forth in the Offer.

                                          Very truly yours,
                                          FIDELITY ADVISOR KOREA FUND, INC.

                                                [EDWARD C. JOHNSON 3D SIGNATURE]
                                          EDWARD C. JOHNSON 3D
                                          Director and President

NOTHING CONTAINED HEREIN OR IN THE ENCLOSED DOCUMENTS SHALL CONSTITUTE YOU OR ANY OTHER PERSON THE AGENT OF FIDELITY ADVISOR KOREA FUND, INC., THE INFORMATION AGENT, OR THE DEPOSITARY OR AUTHORIZE YOU OR ANY OTHER PERSON TO MAKE ANY STATEMENTS OR USE ANY MATERIAL ON THEIR BEHALF WITH RESPECT TO THE OFFER, OTHER THAN THE MATERIAL ENCLOSED HEREWITH AND THE STATEMENTS SPECIFICALLY SET FORTH IN SUCH MATERIAL.

                         NOTICE OF GUARANTEED DELIVERY
                                      FOR
                      TENDER OF SHARES OF COMMON STOCK OF

                       FIDELITY ADVISOR KOREA FUND, INC.

     This form, or one substantially equivalent hereto, must be used to accept the Offer (as defined below) if a shareholder's certificates for shares of common stock, par value $0.001 (the "Shares") of Fidelity Advisor Korea Fund, Inc., are not immediately available or time will not permit the Letter of Transmittal and other required documents to be delivered to the Depositary on or before 5:00 p.m., New York City Time, on March 26, 1999 or such later date to which the Offer is extended (the "Termination Date"). Such form may be delivered by hand or transmitted by telegram, telex, facsimile transmission or mail to the Depositary, and must be received by the Depositary on or before the Termination Date. See Section 3, "Procedure for Tendering Shares," of the Fund's Offer (as defined below).

                                The Depositary:

                      STATE STREET BANK AND TRUST COMPANY

                     Facsimile Copy Number: (781) 794-6333
                      Confirm by Telephone: (781) 794-6388
                  For Account Information Call: (800) 426-5523

     By First Class Mail:      By Express Mail or Overnight Courier:            By Hand:
    State Street Bank and              State Street Bank and             Securities Transfer &
        Trust Company                      Trust Company                Reporting Services, Inc.
   Corporate Reorganization          Corporate Reorganization           c/o Boston Equiserve LP
        P.O. Box 9573                   40 Campanelli Drive           100 William Street Galleria
    Boston, MA 02205-9573               Braintree, MA 02184                New York, NY 10038

          DELIVERY OF THIS INSTRUMENT TO AN ADDRESS OTHER THAN AS SET
            FORTH ABOVE OR TRANSMISSION VIA A FACSIMILE NUMBER OTHER
           THAN ONE LISTED ABOVE DOES NOT CONSTITUTE A VALID DELIVERY

Ladies and Gentlemen:

     The undersigned hereby tenders to Fidelity Advisor Korea Fund, Inc. (the "Fund"), upon the terms and subject to the conditions set forth in its Offer, dated February 19, 1999 (the "Fund's Offer"), and the related Letter of Transmittal (which together constitute the "Offer"), receipt of which is hereby acknowledged, the number of Shares set forth on the reverse side pursuant to the guaranteed delivery procedures set forth in Section 3, "Procedure for Tendering Shares," of the Fund's Offer.

NUMBER OF SHARES TENDERED:

Certificate Nos. (if available):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

If Shares will be tendered by book-entry transfer, check box:

[ ]  The Depository Trust Company

Account Number:

--------------------------------------------------------------------------------

Name(s) of Record Holder(s):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Address:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Area Code and Telephone Number:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Taxpayer Identification (Social Security) Number:

--------------------------------------------------------------------------------

The undersigned also tenders all uncertificated Shares that may be held in the name of the registered holder(s) by the Fund's transfer agent pursuant to the Fund's dividend reinvestment plan:

--------------- Yes
--------------- No

                  (Note: If neither of these boxes is checked,
             any such uncertificated Shares will not be tendered.)

Dated:
-------------------------------------, 1999
                                          --------------------------------------

                                          --------------------------------------
                                                       Signature(s)

                                   GUARANTEE

     The undersigned, a member firm of a registered national securities exchange, a member of the National Association of Securities Dealers, Inc., or a commercial bank or trust company having an office, branch, or agency in the United States, hereby (a) guarantees to deliver to the Depositary certificates representing the Shares tendered hereby, in proper form for transfer (or tender shares pursuant to the procedure for book-entry transfer into the Depositary's account at The Depository Trust Company, together with (i) a properly completed and duly executed Letter of Transmittal (or facsimile thereof) with any required signature guarantees (ii) the aggregate amount of the Purchase Fees payable in respect of the Shares tendered hereby and any (iii) other required documents, within three business days after the Termination Date of the Offer, and (b) represents that such tender of Shares complies with Rule 14e-4 under the Securities Exchange Act of 1934, as amended.

Name of Firm:
  --------------------------------------
                                                 ---------------------------------------------
                                                 (AUTHORIZED SIGNATURE)
Address:                                         Name:
---------------------------------------------    ---------------------------------------------
                                                 (PLEASE PRINT)
                                                 Title:
---------------------------------------------    ---------------------------------------------
      CITY                STATE                ZIP
  CODE
Area Code and Tel. No.:
  ----------------------------                   Dated:
                                                 ---------------------------------------- , 1999

           DO NOT SEND SHARE CERTIFICATES WITH THIS FORM. YOUR SHARE CERTIFICATES MUST BE SENT WITH THE LETTER OF TRANSMITTAL.

            GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION
                         NUMBER ON SUBSTITUTE FORM W-9

OBTAINING A NUMBER
If you do not have a taxpayer identification number ("TIN") or you do not know your TIN, obtain Form SS-5, Application for a Social Security Number Card (for individuals), at the local office of the Social Security Administration or Form SS-4, Application for Employer Identification Number (for business and all other entities), at the Internal Revenue Service and apply for a TIN.

If you do not have a TIN, write "Applied For" in the space for the TIN, sign and date the form, and give it to the payer. Generally, you will then have 60 days to get a TIN and give it to the payer. If the payer does not receive your TIN within 60 days, backup withholding, if applicable, will begin and continue until you furnish your TIN.

PAYEES EXEMPT FROM BACKUP WITHHOLDING
Payees specifically exempted from backup withholding on certain payments include the following:
  - A corporation.
  - A financial institution
  - An organization exempt from tax under section 501(a), an individual retirement plan, or a custodial account under section 403(b)(7).
  - The United States or any agency or instrumentality thereof.
  - A State, the District of Columbia, a possession of the United States, or any subdivision or instrumentality thereof.
  - A foreign government, a political subdivision of a foreign government, or any agency or instrumentality thereof.
  - An international organization, or any agency or instrumentality thereof.
  - A registered dealer in securities or commodities registered in the United States or a possession of the United States.
  - A real estate investment trust.
  - A common trust fund operated by a bank under section 584(a).
  - An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1).
  - An entity registered at all times during the tax year under the Investment Company Act of 1940.
  - A foreign central bank of issue.
  - A middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc. Nominee List.
    Payments of dividends and patronage dividends not generally subject to backup withholding include the following:
  - Payments to nonresident aliens subject to withholding under section 1441.
  - Payments to partnerships not engaged in a trade or business in the United States and which have at least one nonresident partner.
  - Payments of patronage dividends where the amount received is not paid in money.
  - Payments made by certain foreign organizations.
    Payments of interest not generally subject to backup withholding include the following:
  - Payments of interest on obligations issued by individuals.
    Note: You may be subject to backup withholding if this interest is $600 or more and is paid in the course of the payer's trade or business and you have not provided your correct taxpayer identification number to the payer.
  - Payments of tax-exempt interest (including exempt-interest dividends under section 852).
  - Payments described in section 6049(b)(5) to non-resident aliens.
  - Payments on tax-free covenant bonds under section 1451.
  - Payments made by certain foreign organizations.
  - Mortgage interest paid to you.
Exempt payees described above should file to avoid possible erroneous backup withholding. FILE THIS FORM WITH THE PAYER. FURNISH YOUR TAXPAYER IDENTIFICATION NUMBER, WRITE "EXEMPT" ON THE FACE OF THE FORM, AND RETURN IT TO THE PAYER. IF THE PAYMENTS ARE INTEREST, DIVIDENDS, OR PATRONAGE DIVIDENDS. ALSO SIGN AND DATE THE FORM.

     Certain payments other than interest, dividends, and patronage dividends that are not subject to information reporting are also not subject to backup withholding. For details, see section 6041, 6041A(a), 6042, 6044, 6045, 6049,
6050A and 6050N, and the regulations thereunder.

PRIVACY ACT NOTICE.--Section 6109 requires recipients of dividends, interest, or other income to give a TIN to a payer who must report the payments to the Internal Revenue Service. The Internal Revenue Service uses the TIN for identification purposes and to help verify the accuracy of your tax return. Payers must be given the TIN whether or not recipients are required to file tax returns. Payers must generally withhold 31% of taxable interest, dividend, and certain other payments to a payee who does not furnish a TIN to a payer. Certain penalties may also apply.

PENALTIES
(1) PENALTY FOR FAILURE TO FURNISH TAXPAYER IDENTIFICATION NUMBER.--If you fail to furnish your TIN to a payer, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.
(2) CIVIL PENALTY FOR FALSE INFORMATION WITH RESPECT TO WITHHOLDING.--If you make a false statement with no reasonable basis that results in no backup withholding, you are subject to a penalty of $500.
(3) CRIMINAL PENALTY FOR FALSIFYING INFORMATION.--Willfully falsifying certifications or affirmations may subject you to criminal penalties, including fines or imprisonment.
(4) MISUSE OF TINS.--If the requester discloses or uses TINs in violation of Federal law, the request may be subject to civil and criminal penalties.

                       FOR ADDITIONAL INFORMATION CONTACT
                             YOUR TAX CONSULTANT OR
                          THE INTERNAL REVENUE SERVICE

            GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION
                         NUMBER ON SUBSTITUTE FORM W-9

GUIDELINES FOR DETERMINING THE PROPER IDENTIFICATION NUMBER TO GIVE THE PAYER.--Social Security numbers have nine digits separated by two hyphens: i.e. 000-00-0000. Employer identification numbers have nine digits separated by only one hyphen: i.e. 00-0000000. The table below will help determine the number to give the payer.

------------------------------------------------------------
                                         GIVE THE
              FOR THIS TYPE OF ACCOUNT:  SOCIAL SECURITY
                                         NUMBER OF--
------------------------------------------------------------

 1.  An individual's account             The individual
 2.  Two or more individuals (joint      The actual owner of
     account)                            the account or, if
                                         combined funds, any
                                         one of the
                                         individuals(1)
 3.  Husband and wife (joint account)    The actual owner of
                                         the account or, if
                                         joint funds, either
                                         person(1)
 4.  Custodian account of a minor        The minor(2)
     (Uniform Gift to Minors Act;
     Uniform Transfers to Minors Act)
 5.  Adult and minor (joint account)     The adult or, if
                                         the minor is the
                                         only contributor,
                                         the minor(1)
 6.  Account in the name of guardian or  The ward, minor or
     committee for a designated ward,    incompetent
     minor or incompetent person         person(3)
 7.  a. The usual revocable savings      The grantor-
        trust account (grantor is also   trustee(1)
        trustee)
     b. So-called trust account that is  The actual owner(1)
        not a legal or valid trust
        under State law
------------------------------------------------------------
------------------------------------------------------------
                                         GIVE THE EMPLOYER
              FOR THIS TYPE OF ACCOUNT:  IDENTIFICATION
                                         NUMBER OF--
------------------------------------------------------------

 8.  Sole proprietorship account         The owner(4)

 9.  A valid trust, estate, or pension   The legal entity(5)
     trust

10.  Corporate account                   The corporation

11.  Association, club, religious,       The organization
     charitable, educational, or other
     tax-exempt organization account

12.  Partnership account held in the     The partnership
     name of the business

13.  A broker or registered nominee      The broker or
     account                             nominee

14.  Account with the Department of      The public entity
     Agriculture in the name of a
     public entity (such as a State or
     local government, school district,
     or prison) that receives
     agricultural program payments
------------------------------------------------------------

(1) List first and circle the name of the person whose number you furnish.
(2) Circle the minor's name and furnish the minor's Social Security number.
(3) Circle the ward's, minor's or incompetent person's name and furnish such person's Social Security number.
(4) Show the name of the owner. You may also enter your business or "doing business as" name. You must use either your Social Security Number or Employer Identification number.
(5) List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the identifying number of the personal representative or trustee unless the legal entity itself is not designated in the account title.)

NOTE: If no name is circled when more than one name is listed, the number will be considered to be that of the first name listed.